UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.5% (3.7% of Total Investments)
$ 1,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,218,050
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
24,265	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	18,384,862
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

25,515	Total Consumer Staples			19,602,912

	Education and Civic Organizations – 2.3% (1.6% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	299,761
	5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	209,288
265	5.000%, 11/01/25	11/15 at 100.00	A2	275,600
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	669,544
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 100.00	AAA	3,209,250
	Aquarium of the South Pacific, Series 2001, 5.500%, 11/01/17 – AMBAC Insured
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	AAA	3,729,670
	AMBAC Insured

7,870	Total Education and Civic Organizations			8,393,113

	Health Care – 11.7% (7.9% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,230,610
	Health System/West, Series 2003A, 5.000%, 3/01/15
1,990	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,024,268
	Series 2005, 5.000%, 11/15/34
11,560	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	12,086,441
	5.250%, 11/15/46
1,535	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,537,318
	System, Series 2007A, 5.125%, 7/15/31
9,940	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	10,058,684
	Series 2006, 5.000%, 3/01/41
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,225,083
	Series 2001C, 5.250%, 8/01/31
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center,	4/09 at 101.00	A–	10,739,715
	Series 1999A, 5.250%, 4/01/31

40,780	Total Health Care			41,902,119

	Housing/Multifamily – 6.1% (4.1% of Total Investments)
5,145	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,728,289
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments	6/09 at 102.00	N/R	5,224,500
	Project, Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	329,171
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,841,351
	Home Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,199,923
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	7,656,000
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

20,810	Total Housing/Multifamily			21,979,234

	Housing/Single Family – 0.3% (0.2% of Total Investments)
845	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	AAA	898,108
	FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,033,640
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.6% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	8,740,975
	Force Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General – 19.4% (13.0% of Total Investments)
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	2,134,360
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A+	5,279,600
4,150	5.125%, 4/01/25	4/14 at 100.00	A+	4,374,474
	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A+	8,380,400
4,435	6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	AAA	5,108,233
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 100.00	AAA	5,299,500
	2006B, 5.000%, 8/01/24 – FSA Insured
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	5,981,900
	2002A, 6.000%, 8/01/26 – MBIA Insured
10,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	AAA	9,977,800
	Series 2007B, 4.500%, 7/01/31 – AMBAC Insured
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	Aaa	5,415,118
	2005, 5.000%, 7/01/35 – FGIC Insured
1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	1,793,260
	2001, 5.125%, 8/01/21 – FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	604,664
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	5,403,200
	Series 2003E, 5.250%, 7/01/20 – FSA Insured
2,975	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	2,968,723
	Series 2006G-1, 4.500%, 7/01/29 – FSA Insured (UB)
2,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/16 at 100.00	AAA	3,047,816
	Bonds, Series 2006, 5.000%, 8/01/21 – MBIA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,774,147
	Bonds, Series 2003B, 5.000%, 8/01/21 – FSA Insured

65,565	Total Tax Obligation/General			69,543,195

	Tax Obligation/Limited – 24.2% (16.3% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,046,770
615	5.800%, 9/01/35	9/14 at 102.00	N/R	653,604
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding	9/12 at 100.00	AAA	2,088,266
	Bonds, Series 2002A, 5.125%, 9/02/24 – FSA Insured
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement
	Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 – FSA Insured	11/11 at 100.00	AAA	1,176,955
1,165	5.375%, 11/01/19 – FSA Insured	11/11 at 100.00	AAA	1,235,273
3,895	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	4,154,095
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,113,180
	Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	746,934
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,135	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	2,245,935
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,625,447
	District 2, Series 1998A, 5.250%, 9/01/17 – MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,192,961
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	4,265,087
	5.500%, 3/01/22 – AMBAC Insured
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	2,960,039
	5.000%, 9/01/35 – XLCA Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	4,991,670
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
345	5.000%, 9/01/26	9/16 at 100.00	N/R	346,370
795	5.125%, 9/01/36	9/16 at 100.00	N/R	803,689
675	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	680,387
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,206,120
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	1,340,710
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	5,098,850
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,000	Los Banos Redevelopment Agency, California, Project Tax Allocation Bonds, Los Banos	9/16 at 100.00	AA	1,027,130
	Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,594,352
	Participation, Series 2005, 5.000%, 3/01/24 – FSA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,631,756
	2001, 5.000%, 3/01/19 – MBIA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
550	5.000%, 9/01/26	9/14 at 102.00	N/R	556,254
250	5.000%, 9/01/33	9/14 at 102.00	N/R	250,808
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,567,413
	District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,850,880
	Project, Series 2001A, 5.000%, 11/01/22 – MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/14 at 100.00	AAA	1,046,100
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	1,693,041
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	643,938
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	1,968,643
	Areas, Series 2003, 5.250%, 8/01/22 – MBIA Insured
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	799,514
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,795,950
	5.400%, 11/01/20 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,220,185
	Series 2003C, 6.000%, 9/01/33
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,851,930
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
1,590	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,657,114
	District 99-1, Series 2003B, 6.000%, 9/01/24
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,180,695
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,131,580
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,460,282
	District 2001-1, Series 2004A, 6.125%, 9/01/39

82,005	Total Tax Obligation/Limited			86,899,907

	Transportation – 18.9% (12.7% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,501,228
	2006, 5.000%, 4/01/31
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 101.00	BBB–	8,484,313
	Bonds, Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	8,971,830
	8/01/18 – AMBAC Insured (Alternative Minimum Tax)
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	122,974
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	24,106,529
	(Alternative Minimum Tax)
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	24,575,837
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

64,490	Total Transportation			67,762,711

	U.S. Guaranteed – 41.1% (27.7% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	1,619,205
9,750	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,416,413
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	16,033,199
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	8,658,552
	Series 1998B, 5.250%, 10/01/14 (ETM)
5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R (4)	5,507,250
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded 11/01/09)
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	AAA	8,498,480
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
	(Pre-refunded 2/01/10)
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,698,160
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,985	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	2,282,512
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,360	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (4)	1,526,614
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
2,555	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park	10/07 at 101.00	AA (4)	2,591,307
	and Open Space District, Series 1997A, 5.000%, 10/01/16 (Pre-refunded 10/01/07)
10,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C,	7/09 at 101.00	AAA	10,940,790
	5.250%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	11,453,947
	5.000%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured
3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,623,711
	Series 2004A, 5.250%, 8/01/21 (Pre-refunded 8/01/14) – FSA Insured
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2001A:
2,500	5.250%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	2,634,775
4,500	5.375%, 6/01/41 (Pre-refunded 6/01/11)	6/11 at 100.00	AAA	4,763,295
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	6,088,784
	5.375%, 8/15/29 (ETM)
4,000	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	8/09 at 101.00	AA+ (4)	4,185,560
	5.375%, 8/15/29 (Pre-refunded 8/15/09)
6,530	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	Aaa	7,081,393
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – MBIA Insured
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,227,760
	(Pre-refunded 7/01/10) – MBIA Insured
2,860	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,041,210
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.250%, 6/01/27
	(Pre-refunded 6/01/12)
700	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2 (4)	732,578
	Projects, Series 2002A, 5.250%, 1/01/22 (Pre-refunded 1/01/10)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,285,021
11,305	5.000%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	11,845,605
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (4)	2,722,100
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

138,935	Total U.S. Guaranteed			147,458,221

	Utilities – 7.6% (5.1% of Total Investments)
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	3,845,441
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	7,315,630
	2001A-1, 5.250%, 7/01/21 – FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	8,826,751
	2001A-2, 5.375%, 7/01/19 – MBIA Insured
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,766,090
	2005A-1, 5.000%, 7/01/31 – FSA Insured
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,335,278
	9/01/31 – XLCA Insured

25,770	Total Utilities			27,089,190

	Water and Sewer – 8.5% (5.7% of Total Investments)
9,165	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	9,640,205
	Series 2001W, 5.250%, 12/01/22 – FSA Insured
875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	914,664
	5.000%, 4/01/36 – MBIA Insured
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	AAA	2,630,150
	AMBAC Insured
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	874,746
	5.000%, 6/01/31 – MBIA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,829,398
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	2,372,535
	2006, 5.000%, 12/01/31 – FGIC Insured
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,365,533
	Series 2002A, 5.000%, 11/01/18 – MBIA Insured

28,990	Total Water and Sewer			30,627,231

$ 512,075	Total Investments (cost $509,496,970) – 148.6%			532,930,556

	Floating Rate Obligations – (0.9)%			(3,403,000)

	Other Assets Less Liabilities – 1.1%			4,135,049

	Preferred Shares, at Liquidation Value – (48.8)%			(175,000,000)

	Net Assets Applicable to Common Shares – 100%			$358,662,605

Forward Swaps outstanding at May 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$44,000,000	Receive	3-Month USD-LIBOR	5.547%	Semi-Annually	7/10/07	7/10/11	$(345,848)
JPMorgan	14,500,000	Pay	3-Month USD-LIBOR	5.813	Semi-Annually	7/10/07	7/10/27	363,081
Morgan Stanley	24,500,000	Receive	3-Month USD-LIBOR	5.560	Semi-Annually	7/10/07	7/10/12	(223,919)
Morgan Stanley	31,200,000	Pay	3-Month USD-LIBOR	5.691	Semi-Annually	7/10/07	7/10/37	341,131

								$ 134,445

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

Futures Contracts outstanding at May 31, 2007:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	May 31, 2007	(Depreciation)

U.S. 10-Year Treasury Notes	Long	49	9/07	$5,212,375	$(15,460)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At May 31, 2007, the cost of investments was $505,952,540.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007, were as follows:

Gross unrealized:
Appreciation	$24,011,771
Depreciation	(436,238)

Net unrealized appreciation (depreciation) of investments	$23,575,533

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 27, 2007

* Print the name and title of each signing officer under his or her signature.